NON-RECOURSE BORROWINGS	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
NON-RECOURSE BORROWINGS	CORPORATE BORROWINGS

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2022	2021
Term debt
Public – Canadian	Mar. 8, 2024	5.04%	C$	$369	$396
Public – U.S.	Apr. 1 , 2024	4.00%	US$	749	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	632	679
Public – U.S.	Jun. 2, 2026	4.25%	US$	497	497
Public – Canadian	Mar. 16, 2027	3.80%	C$	369	396
Public – U.S.	Jan. 25, 2028	3.90%	US$	1,073	649
Public – U.S.	Mar. 29, 2029	4.85%	US$	999	999
Public – U.S.	Apr. 15, 2030	4.35%	US$	749	749
Public – U.S.	Apr. 15, 2031	2.72%	US$	500	500
Public – U.S.	Jan. 30, 2032	2.34%	US$	600	600
Public – Canadian	Dec. 14, 2032	5.43%	C$	738	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	312	334
Private – Japanese	Dec. 1, 2038	1.42%	JPY	76	87
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	902
Public – U.S.	Apr. 15, 2050	3.45%	US$	594	594
Public – U.S.	Mar. 30, 2051	3.50%	US$	758	758
Public – U.S.	Feb. 15, 2052	3.63%	US$	400	—
Public – U.S.	Oct. 16, 2080	4.63%	US$	400	400
				11,467	10,039
Revolving facilities[1]				—	912
Deferred financing costs[2]				(77)	(76)
Total				$11,390	$10,875
1.Reflects commercial paper and credit facility draws outstanding as at December 31, 2022.
2.Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.
Corporate borrowings, excluding revolving facilities, have a weighted-average interest rate of 4.2% (2021 – 4.2%). A portion of corporate borrowings are denominated in foreign currencies, which include C$3.3 billion (2021 – C$2.3 billion) payable in Canadian dollars or $2.4 billion (2021 – $1.8 billion) and ¥10 billion (2021 – ¥10 billion) payable in Japanese Yen or $76 million (2021 – $87 million).
NON-RECOURSE BORROWINGS OF MANAGED ENTITIES

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Subsidiary borrowings	(a)	$15,140	$12,876
Property-specific borrowings	(b)	187,544	152,181
Total		$202,684	$165,057
a)    Subsidiary Borrowings
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Total
2023	$725	$249	$464	$31	$1,469
2024	826	—	517	45	1,388
2025	369	295	—	51	715
2026	369	—	—		369
2027	3,412	369	428	2,100	6,309
Thereafter	1,034	1,642	2,279	—	4,955
Total Principal repayments	6,735	2,555	3,688	2,227	15,205
Deferred financing costs and other	(33)	(9)	(22)	(1)	(65)
Total – Dec. 31, 2022	$6,702	$2,546	$3,666	$2,226	$15,140
Total – Dec. 31, 2021	$6,265	$2,147	$2,719	$1,745	$12,876
The weighted-average interest rate on subsidiary borrowings as at December 31, 2022 was 5.2% (2021 – 3.5%).
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$1,469	$635
Non-current	13,671	12,241
Total	$15,140	$12,876
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2022	Local Currency		2021	Local Currency
U.S. dollars	$7,850	US$	7,850	6,362	US$	6,362
Canadian dollars	7,217	C$	9,776	6,429	C$	8,130
Brazilian reais	73	Rs	381	85	Rs	472
Total	$15,140			$12,876
b)    Property-Specific Borrowings
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power and Transition	Infrastructure	Private Equity	Total
2023	$31,016	$2,092	$4,446	$4,274	$41,828
2024	20,400	3,657	3,048	7,933	35,038
2025	12,025	1,458	3,153	5,513	22,149
2026	6,228	2,089	4,877	9,104	22,298
2027	7,802	1,168	2,942	3,628	15,540
Thereafter	9,090	12,401	11,793	19,247	52,531
Total Principal repayments	86,561	22,865	30,259	49,699	189,384
Deferred financing costs and other	(511)	(39)	(378)	(912)	(1,840)
Total – Dec. 31, 2022	$86,050	$22,826	$29,881	$48,787	$187,544
Total – Dec. 31, 2021	$75,807	$19,893	$28,515	$27,966	$152,181
The weighted-average interest rate on property-specific borrowings as at December 31, 2022 was 6.4% (2021 – 4.0%).
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$41,828	$31,244
Non-current	145,716	120,937
Total	$187,544	$152,181
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2022	Local Currency		2021	Local Currency
U.S. dollars	$109,555	US$	109,555	$86,610	US$	86,610
British pounds	10,660	£	8,823	12,446	£	9,197
Indian rupees	7,653	Rs	632,457	8,223	Rs	613,684
Canadian dollars	15,938	C$	21,590	16,660	C$	21,054
Euros	20,316	€	18,986	12,722	€	11,204
Australian dollars	8,650	A$	12,696	4,392	A$	6,048
Brazilian reais	7,572	R$	39,500	4,919	R$	27,449
Colombian pesos	2,524	COP$	12,157,354	2,367	COP$	9,480,307
Korean won	1,822	₩	2,296,121	1,910	₩	2,271,074
Other currencies	2,854	Various	n/a	1,932	Various	n/a
Total	$187,544			$152,181